INCOME TAXES (Details 3) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Stock compensation	$ 10,327,117	$ 8,442
Net operating loss carryforwards	118,886,728	78,791,906
Charitable contributions	2,680	1,219
Accrued expenses	414,745	86,926
Impairment other
Other assets	413,579	426,099
Intangibles		48,382,778
163(j) limitation	15,971,671	14,522,536
Research expenditures	16,077,633
Mark-to-market warrants		121,545,414
Total gross deferred tax assets	162,094,153	263,765,320
R&D tax credits	7,353,043	578,842
Less valuation allowance	(155,435,630)	(258,903,457)
Total net deferred tax assets	14,011,566	5,440,705
Deferred tax liabilities:
Intangibles	(16,358,329)	(19,428,527)
Fixed assets	(1,545,473)	(969,201)
Other	336	(336)
Total deferred tax liabilities	(17,903,466)	(20,398,064)
Net deferred tax assets	$ (3,891,900)	$ (14,957,359)